Lease Obligations (Details) - Schedule of lease obligations and future minimum lease payments - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of lease obligations and future minimum lease payments [Abstract]
Balance at openning	$ 194,331
Addition in the year	306,086	301,747
interest expense	14,045	11,406
Translation adjustment	(26,724)	(1,210)
lease payments	(146,146)	(117,612)
Balance at ending	341,592	194,331
Due within one year	(127,776)	(116,311)
Balance at ending	213,816	78,020
2020		116,311
2021	127,776	63,197
2022	104,897	14,823
2023	103,458
2024	5,461
Total lease obligations	$ 341,592	$ 194,331